Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Schedule of changes in intangible assets

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2020	4,057,431	55,506	21,326	4,134,263
Acquisitions	128,516	—	576	129,092
Impairment	(26,362)	(35,906)	—	(62,268)
Disposals	(1,134)	—	—	(1,134)
Transfer	(297)	—	297	—
Transfer from property plant and equipment	—	—	40	40
Transfer to property plant and equipment	(10)	—	—	(10)
Translation differences and inflation adjustment	(302,665)	(13,867)	1,250	(315,282)
Balances at December 31, 2020	3,855,479	5,733	23,489	3,884,701
Balances at January 1, 2019	3,837,668	56,501	20,648	3,914,817
Concession rights due to concession extension	4,359	—	—	4,359
Acquisitions	354,296	—	960	355,256
Impairment	(42,801)	—	—	(42,801)
Disposals	(30)	—	—	(30)
Transfer to property plant and equipment	(36)	—	9	(27)
Transfer from property plant and equipment	1,766	—	—	1,766
Translation differences and inflation adjustment	(97,791)	(995)	(291)	(99,077)
Balances at December 31, 2019	4,057,431	55,506	21,326	4,134,263
Depreciation
Accumulated at January 1, 2020	1,114,090	—	18,052	1,132,142
Amortization of the year	186,165	—	1,187	187,352
Disposals	(208)	—	—	(208)
Transfer from property plant and equipment	32	—	—	32
Translation differences and inflation adjustment	(52,695)	—	1,594	(51,101)
Accumulated at December 31, 2020	1,247,384	—	20,833	1,268,217
Accumulated at January 1, 2019	964,466	—	16,809	981,275
Amortization of the year	167,470	—	1,446	168,916
Disposals	(24)	—	—	(24)
Transfer from property plant and equipment	624	—	—	624
Translation differences and inflation adjustment	(18,446)	—	(203)	(18,649)
Accumulated at December 31, 2019	1,114,090	—	18,052	1,132,142
Net balances at December 31, 2020	2,608,095	5,733	2,656	2,616,484
Net balances at December 31, 2019	2,943,341	55,506	3,274	3,002,121

Schedule of sensitivity analysis of impairment applied to intangible assets

Key assumption	Minus 1%	Plus 1%
Discount rate	3,432	(2,991)
Passenger’s CAGR	(5,196)	5,769

Schedule of carrying value of the assets impaired

		Goodwill
	ICASGA	allocated to
	Concession	Brazilian
	assets	subsidiaries
Net assets at January 1, 2020	71,918	50,249
Acquisitions	63	—
Impairment	(26,362)	(35,906)
Amortization of the year	(1,425)	—
Disposals	(921)	—
Translation differences	(13,530)	(14,343)
Net assets at December 31, 2020	29,743	—